Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Ohio (99.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	213
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	425	507
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,896
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,183
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,965
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	294
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,535	5,951
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	4,429
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	596
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,868
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	195	205
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,965
[1]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	2,100	2,100
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	602
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	336
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	129
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	2,054
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	715
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	2,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,435
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	150
	Akron OH Income Tax Revenue	5.000%	12/1/30	1,415	1,697
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,952
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,742
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,559
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,832
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,523
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	141
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	745
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	713
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	747
	Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,525
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,754
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,979
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	3,062
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,214
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,572
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,751
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,578
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	365	398
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	9,125
[1]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	750	750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/1/22	90	92
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	10,050	10,377
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,622
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,500
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	2,446
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,875	4,308
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	8,365	9,258
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	950	1,230
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	212
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	264
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	600	761
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	351
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	438
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,125	7,830
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	291
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	8,410	8,591
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,383
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/46	5,805	6,834
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	206
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	118
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	131
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	477
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,476
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,544
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,660
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	893
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,509
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	459
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,166
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,707
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,159
	Athens City School District GO	4.000%	12/1/29	745	904
	Athens City School District GO	4.000%	12/1/30	380	460
	Athens City School District GO	4.000%	12/1/31	400	480
	Athens City School District GO	3.250%	12/1/48	2,000	2,185
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,133
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,168
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	1,004
[3]	Berea City School District COP	2.500%	10/1/23	250	261
[3]	Berea City School District GO	4.000%	12/1/53	1,420	1,589
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,191
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,223
	Big Walnut Local School District GO	3.500%	12/1/55	290	317
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,198
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	144
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,626
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,311
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	368
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	531
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,293
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	770

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bowling Green State University College & University Revenue	5.000%	6/1/34	550	703
Bowling Green State University College & University Revenue	5.000%	6/1/35	735	938
Bowling Green State University College & University Revenue	5.000%	6/1/36	435	553
Bowling Green State University College & University Revenue	5.000%	6/1/37	700	888
Bowling Green State University College & University Revenue	4.000%	6/1/38	500	587
Bowling Green State University College & University Revenue	4.000%	6/1/39	800	937
Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,174
Bowling Green State University College & University Revenue	5.000%	6/1/42	8,060	9,376
Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,898
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	651
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	648
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,646
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,629
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,665	4,699
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,297
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	5,067
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,525	11,966
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	16,780	19,272
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	3,470	4,035
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	772
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,641
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	183
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	299
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	1,056
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,149
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	491
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,219
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	306
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,394
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	100	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,178
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	119
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	161
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	226
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	231
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	237
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	248
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	253
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	271
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	276
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	287
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	1,144
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,385
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27	615	707
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,523
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	438
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,696
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	114
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	530
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,240
Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	100	112
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	607
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	485
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	484
Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	615
Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	732
Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	603
Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,094
Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	879
Cincinnati City School District COP, Prere.	5.000%	12/15/24	2,000	2,314
Cincinnati OH GO	4.000%	12/1/29	1,010	1,207
Cincinnati OH GO	4.000%	12/1/30	500	594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,580
	Cincinnati OH GO	4.000%	12/1/31	1,460	1,754
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	470
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	774
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	1,004
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	190
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	264
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	676
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	938
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,102
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,230
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	730
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	1,011
	Cleveland Heights & University Heights City School District GO	4.500%	6/1/23	2,050	2,204
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	621
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	775	900
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	580
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,544
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,212
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,299
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,167
	Cleveland OH GO	3.000%	12/1/28	895	1,021
	Cleveland OH GO	3.000%	12/1/30	1,350	1,550
	Cleveland OH GO	4.000%	12/1/30	2,610	3,202
	Cleveland OH GO	3.000%	12/1/31	1,500	1,707
	Cleveland OH GO	3.000%	12/1/31	1,000	1,144
	Cleveland OH GO	4.000%	12/1/31	805	984
	Cleveland OH GO	3.000%	12/1/32	1,825	2,061
	Cleveland OH GO	4.000%	12/1/32	1,500	1,827
	Cleveland OH GO	5.000%	12/1/32	225	281
	Cleveland OH GO	3.000%	12/1/33	1,250	1,404
	Cleveland OH GO	4.000%	12/1/33	1,500	1,821
	Cleveland OH GO	3.000%	12/1/35	750	835
	Cleveland OH GO	3.000%	12/1/36	795	880
	Cleveland OH GO	3.000%	12/1/37	1,000	1,105
	Cleveland OH GO	5.000%	12/1/43	2,075	2,536
	Cleveland OH GO	3.000%	12/1/49	2,000	2,153
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	463
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	594
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	474
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	355
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,471
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	290
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	3,160
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	620
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,751
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,818
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	243
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	762
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,374
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,655
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,883
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	328
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	391
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	360
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	417
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,350
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,286
[5,6]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.500%	12/1/55	2,500	2,682
	Columbus City School District GO	4.000%	12/1/30	750	863
	Columbus City School District GO	5.000%	12/1/31	4,010	4,820
	Columbus City School District GO	5.000%	12/1/32	2,825	3,393
	Columbus City School District GO	3.000%	12/1/33	2,520	2,804
	Columbus City School District GO	5.000%	12/1/36	2,000	2,422
	Columbus City School District GO	5.000%	12/1/42	500	599
	Columbus City School District GO	5.000%	12/1/47	1,650	1,965
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	2,006
	Columbus OH GO	3.000%	8/15/29	820	888
	Columbus OH GO	4.000%	4/1/30	5,015	5,951
	Columbus OH GO	5.000%	4/1/30	4,655	6,077
	Columbus OH GO	4.000%	7/1/30	1,200	1,358
	Columbus OH GO	4.000%	4/1/31	2,090	2,464
	Columbus OH GO	4.000%	4/1/33	1,000	1,173
	Columbus OH GO	3.000%	8/15/34	200	213
	Columbus OH GO VRDO	0.010%	9/2/21	4,245	4,245
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	179
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	427
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	884
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,551
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	7,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,130
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,150
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	2,072
	Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,638
	Cuyahoga Community College District GO	5.000%	12/1/37	570	678
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,386
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,944
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,436
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,098
	Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,285
	Cuyahoga County OH GO	4.000%	12/1/34	750	911
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	241
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	575
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,539
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	8,639
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,847
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	2,820	3,395
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	6,440	7,549
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	3,720	4,436
	Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,103
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	434
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,128
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	694
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	484
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	592
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	589
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	6,646
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	1,018
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	309
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	232
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	325
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	347
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,116
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,965
	Delaware OH GO	4.000%	12/1/31	365	408
	Dublin City School District GO	4.000%	12/1/30	5,380	6,529
	Dublin OH GO	5.000%	12/1/31	500	639
	Dublin OH GO	5.000%	12/1/32	550	701
	Dublin OH GO	3.000%	12/1/35	1,135	1,273
	Dublin OH GO	3.000%	12/1/36	990	1,107
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,237
	East Knox Local School District GO	3.000%	11/1/56	1,100	1,188
	Elyria City School District GO	5.000%	12/1/29	505	622
	Elyria City School District GO	4.000%	12/1/51	4,535	5,078
	Elyria OH GO	4.000%	12/1/25	470	540
	Elyria OH GO	4.000%	12/1/26	640	742
	Elyria OH GO	4.000%	12/1/27	670	774
	Elyria OH GO	4.000%	12/1/28	695	802
	Elyria OH GO	4.000%	12/1/30	280	321
	Elyria OH GO	4.000%	12/1/31	225	257
	Elyria OH GO	4.000%	12/1/32	280	320
	Elyria OH GO	4.000%	12/1/33	440	501
	Elyria OH GO	4.000%	12/1/37	740	838
	Euclid City School District GO	4.750%	1/15/54	1,000	1,137
	Fairborn City School District GO	3.000%	12/1/55	7,320	7,839
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	183
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	157
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	120
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	131
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	148
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	177
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	207
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	206
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	340
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	1,076
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	2,115
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,780
[5]	Fairfield County OH GO	2.000%	12/1/41	800	766
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,440
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	3,546
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,257
	Franklin City School District GO	3.000%	11/1/40	400	440
	Franklin City School District GO	3.000%	11/1/57	6,180	6,556
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	699
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	753
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	623
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,000	4,738
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	242
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	634

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	685
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	173
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	127
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,423
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	477
Franklin County OH GO	5.000%	12/1/31	3,000	3,579
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,394
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	3,010
Franklin County OH Health, Hospital, Nursing Home Revenue	6.000%	7/1/35	470	489
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,271
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	886
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,529
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,718
Franklin County OH Health, Hospital, Nursing Home Revenue	6.125%	7/1/40	3,865	4,019
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,608
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	3,650	4,289
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,324
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/45	100	111
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	5,050	5,744
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	6,150	7,457
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,682
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	968
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	3,073
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	3,850	4,716
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	2,500	3,874
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,722
Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,258
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	31
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	257
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,866
Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	300
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,397
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont City School District GO	5.000%	1/15/33	1,000	1,171
	Fremont City School District GO	5.000%	1/15/40	200	232
	Fremont City School District GO	4.000%	1/15/55	1,575	1,710
[3]	Gahanna-Jefferson City School District COP	3.000%	12/1/34	1,430	1,604
[4]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	5,931
	Grandview Heights City School District GO	3.125%	12/1/55	245	266
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,191
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	2,166
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	5,330
[1,6]	Great Oaks Career Campuses Board of Education COP TOB VRDO	0.090%	9/2/21	10,015	10,015
	Greene County Vocational School District GO	5.000%	12/1/29	300	385
	Greene County Vocational School District GO	4.000%	12/1/34	700	826
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,463
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,531
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	190	209
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,496
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,123
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,671
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	23
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,939
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	7,332
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	4,173
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,025	3,444
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,592
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,565	6,232
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,319
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,000	2,295
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,200	10,171
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,448
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,426
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,915
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,831
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,077
[4,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	345
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,492
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,068
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,481
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	985
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,463
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	240
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	227
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	503
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	412
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,495
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,529
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,584
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,273
	Hudson City OH School District GO	4.000%	12/1/31	400	458
	Hudson City OH School District GO	4.000%	12/1/32	420	481
	Hudson City OH School District GO	4.000%	12/1/33	420	481
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,204
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	1,225
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	1,258
	Kent City School District GO	3.000%	12/1/40	1,000	1,095
	Kent State University College & University Revenue	5.000%	5/1/29	100	129
	Kent State University College & University Revenue	5.000%	5/1/30	175	230
	Kent State University College & University Revenue	5.000%	5/1/31	175	228
	Kent State University College & University Revenue	5.000%	5/1/32	150	195
	Kent State University College & University Revenue	5.000%	5/1/33	250	324
	Kent State University College & University Revenue	5.000%	5/1/34	315	407
	Kent State University College & University Revenue	5.000%	5/1/35	350	451
	Kent State University College & University Revenue	5.000%	5/1/36	400	513
	Kent State University College & University Revenue	5.000%	5/1/37	225	288
	Kent State University College & University Revenue	5.000%	5/1/38	300	383
	Kent State University College & University Revenue	5.000%	5/1/39	300	382
	Kent State University College & University Revenue	5.000%	5/1/40	450	572
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,629
	Kent State University College & University Revenue	5.000%	5/1/50	1,500	1,871
	Kettering City School District COP	5.000%	12/1/31	260	329
	Kettering City School District COP	4.000%	12/1/33	270	317
	Kettering City School District COP	4.000%	12/1/35	375	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kettering City School District COP	3.375%	12/1/46	295	318
[4]	Kettering City School District GO	5.250%	12/1/31	1,000	1,268
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,690
	Lakewood City School District GO	4.000%	11/1/30	235	278
	Lakewood City School District GO	4.000%	11/1/31	440	518
	Lakewood City School District GO	4.000%	11/1/32	245	287
	Lakewood City School District GO	4.000%	11/1/33	375	437
	Lakewood City School District GO	4.000%	11/1/34	430	499
[1]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	618
[1]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	415
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,747
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,136
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,460
[3]	Logan Elm Local School District GO	4.000%	11/1/55	975	1,108
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,000	1,103
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	2,500	2,757
[1,6]	Lucas County OH GO TOB VRDO	0.030%	9/1/21	13,880	13,880
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	105	106
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	101
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,010
[4]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	100	113
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	530	568
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	11,000	13,355
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/21	2,540	2,570
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.500%	11/15/21	2,000	2,026
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	114
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	114
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	229
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	205
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	889
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,265
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,532
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,257
	Mariemont City School District GO	3.000%	12/1/34	555	616
[3]	Marysville OH Water System Water Revenue	4.000%	12/1/41	665	733
	Maumee OH GO	3.000%	12/1/33	1,225	1,380
	Medina County OH GO	4.000%	12/1/29	165	190
	Medina County OH GO	4.000%	12/1/31	160	184
	Medina County OH GO	3.000%	12/1/35	270	290
	Medina County OH GO	3.000%	12/1/37	500	535
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	128
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	9,371
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,715
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,321
	Miami University College & University Revenue	5.000%	9/1/30	530	709
	Miami University College & University Revenue	5.000%	9/1/31	600	820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,446
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,429
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,397
	Miami University College & University Revenue	5.000%	9/1/35	760	1,025
	Miami University College & University Revenue	4.000%	9/1/36	200	227
	Miami University College & University Revenue	5.000%	9/1/36	685	922
	Miami University College & University Revenue	5.000%	9/1/41	2,360	2,827
	Miami University College & University Revenue	4.000%	9/1/45	3,000	3,519
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	857
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,465	1,727
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,583
	Miamisburg City School District GO	5.000%	12/1/33	675	801
	Miamisburg City School District GO	5.000%	12/1/36	500	590
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,907
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	637
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	630
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	5,000	5,223
[3]	Midview Local School District COP	4.000%	11/1/28	810	967
[3]	Midview Local School District COP	4.000%	11/1/29	870	1,052
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,278
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,450
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	157
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	291
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	631
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,507
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	397
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,630
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	548
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	425	559
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	354
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	1,960	2,142
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	2,402
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,438
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	8,275	9,368
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,822
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	800	948
[1]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,200	1,200
	Montgomery County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/13/23	1,855	2,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Canton City School District GO	3.000%	11/1/56	4,060	4,300
	North Olmsted City School District GO	4.000%	12/1/48	190	201
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,122
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,680
	North Royalton City School District GO	5.000%	12/1/47	6,160	7,077
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/21	50	50
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	103
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	79
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	113
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	145
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	119
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	124
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	290
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	191
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	877
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	2,079
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/42	475	481
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	511
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	8,050
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	2,575	2,880
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,761
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	228
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	13,455
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	946
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	1,036
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	932
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,637
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,758
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,600	7,510
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	122
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	243
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	315
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	474
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	422
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,341
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,303
	Ohio Appropriations Revenue	5.000%	12/1/32	835	1,168
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	476
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,221
	Ohio GO	5.000%	9/1/30	5,050	6,479
	Ohio GO	5.000%	5/1/34	3,840	4,473
	Ohio GO	5.000%	5/1/34	5,630	6,958
	Ohio GO	5.000%	6/15/34	5,925	7,662
	Ohio GO	5.000%	2/1/36	4,250	5,016
	Ohio GO	5.000%	5/1/36	4,960	5,748
	Ohio GO	5.000%	5/1/36	1,255	1,547
	Ohio GO	5.000%	6/15/36	2,785	3,332
	Ohio GO	5.000%	3/15/37	9,745	10,834
	Ohio GO	5.000%	3/1/39	1,585	1,933
	Ohio GO	5.000%	3/1/39	500	664
	Ohio GO VRDO	0.010%	9/1/21	2,670	2,670
[1]	Ohio GO VRDO	0.010%	9/1/21	3,110	3,110
	Ohio GO, Prere.	5.000%	5/1/25	5,980	7,008
	Ohio GO, Prere.	5.000%	2/1/26	2,790	3,348
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	6,210	7,495
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	41
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	130
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,234
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,272
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,562
	Ohio Health, Hospital, Nursing Home Revenue	4.250%	1/15/36	450	455
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,951
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	2,185
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,484
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,806
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	2,271
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,595
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,426
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	4,073
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,343
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,236
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/44	150	163
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	900
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,349
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	5,887
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	225	248
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	962
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	7,711
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	6,000	6,904
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	781
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	5,020	5,020
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	2,150	2,150
[1]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	6,000	6,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,200	2,699
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	404
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	392
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,119
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	565
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,740
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	1,114
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	570
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,152
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,125	1,384
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	129
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,204
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,432
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,300
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	941
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	1,117
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/31	2,400	3,135
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	253
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,414
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,139
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	167
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	750	853
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,434
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	1,123
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,894
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	1,025
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	183
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	297
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/36	2,635	3,021
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	705
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	425	502
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	733
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,097
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	433
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	706
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,995
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	798
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,667
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	689
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,206
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	607
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,344
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,528
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	2,261
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,278
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,885
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,856
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,264
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	5.250%	12/1/26	3,520	4,358
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,511
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,161
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	1,022
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	866
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	135	180
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	152
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	794
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	792
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	361
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	360
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	597
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,317
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,845
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	1,505	1,808
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	200	252
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	3,393
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	12/1/39	500	538
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,245
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	7/1/44	1,875	2,166
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	1,139
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	4,532
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	124
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	366
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	669
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	334
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	6,155	6,610
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,769

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	974
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,653
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,728
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	3,347
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,606
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,556
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	4,217
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,875	3,875
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	5,325	5,325
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	9,745	9,745
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	3,240	3,402
Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	2,094
Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	555	657
Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,191
Ohio Lease (Appropriation) Revenue	5.000%	10/1/30	1,750	2,356
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,095	1,371
Ohio Lease (Appropriation) Revenue VRDO	0.010%	9/1/21	600	600
Ohio Lease (Appropriation) Revenue VRDO	0.010%	9/1/21	1,800	1,800
Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,281
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	4,933
Ohio Special Obligation Revenue	5.000%	4/1/32	1,405	1,852
Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,312
Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,471
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,204
Ohio State University College & University Revenue	5.000%	6/1/38	8,495	9,141
Ohio State University College & University Revenue	5.000%	12/1/39	5,250	5,972
Ohio State University College & University Revenue	4.000%	6/1/43	24,700	26,022
Ohio State University College & University Revenue VRDO	0.010%	9/1/21	8,600	8,600
Ohio State University College & University Revenue VRDO	0.010%	9/1/21	2,995	2,995
Ohio State University College & University Revenue VRDO	0.010%	9/3/21	1,150	1,150
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	7,036
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	7,449
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,361
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,720	5,600
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,480	6,678
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,335
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,662
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,409
[9]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	631
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,913
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,948
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,893
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,957
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,418
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	3,125
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	6,017
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,512
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	12,385
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.010%	9/1/21	3,900	3,900
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	5,010	6,256
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	280	334
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,130	1,400
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	2,295	3,053
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	3,251
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,850	6,361
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	6,170	8,072
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	478
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	341
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	681
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	1,020
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	678
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,352
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	607
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	5,595	7,522
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,523
	Olentangy Local School District GO	4.000%	12/1/34	500	585
	Perry Local School District GO	3.000%	11/1/55	5,000	5,334
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	730
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,293
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,298
	Polaris Career Center COP	5.000%	11/1/36	410	480
	Reynoldsburg OH GO	3.550%	12/1/42	640	705
	Reynoldsburg OH GO	3.600%	12/1/48	670	732
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	284
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	415
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	5,454
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,443
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,695
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/30	1,450	1,760
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,825
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,885
[3,5]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	422
[3,5]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	421
	Southwest Licking Local School District GO	4.000%	11/1/34	500	579
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,617
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,429
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,226
	South-Western City School District GO	3.000%	12/1/33	250	279
	South-Western City School District GO	3.000%	12/1/34	75	84
	South-Western City School District GO	3.000%	12/1/35	145	161
	Streetsboro City School District GO	4.000%	12/1/45	375	435
	Streetsboro City School District GO	4.000%	12/1/49	1,865	2,157
	Tallmadge City School District GO	5.000%	10/1/41	1,000	1,128
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,772
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	6,618
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,297
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,082
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	1,020
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	437
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	447
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	629
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	473
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	339
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	484
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	911
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,455
	Union County OH GO	5.000%	12/1/27	215	267
	Union County OH GO	5.000%	12/1/37	950	1,151
	Union County OH GO	5.000%	12/1/38	615	743
	Union County OH GO	5.000%	12/1/47	2,585	3,071
	University of Akron College & University Revenue	5.000%	1/1/26	1,800	2,141
	University of Akron College & University Revenue	5.000%	1/1/28	15	17
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	530	696
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,267
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,318
	University of Cincinnati College & University Revenue	4.000%	6/1/34	895	969
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,000	1,212
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	225
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,925
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,504
	University of Cincinnati College & University Revenue	5.000%	6/1/47	5,510	6,728
	University of Toledo College & University Revenue	5.000%	6/1/25	600	697
	University of Toledo College & University Revenue	5.000%	6/1/26	100	120
	University of Toledo College & University Revenue	5.000%	6/1/27	100	123
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,521
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,583
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,078
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,138
	Valley View Local School District GO	3.000%	11/1/51	1,225	1,305
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	392
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	267
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	1,046
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	161
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,025
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,359
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	649
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,172
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,171
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	582
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,142
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,312
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	32
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,545
[3]	Warrensville Heights City School District GO	5.000%	12/1/28	90	103
[3]	Warrensville Heights City School District GO	5.000%	12/1/29	105	120
[3]	Warrensville Heights City School District GO	5.000%	12/1/30	85	97
[3]	Warrensville Heights City School District GO	5.000%	12/1/31	155	177
[3]	Warrensville Heights City School District GO	5.000%	12/1/32	145	165
[3]	Warrensville Heights City School District GO	5.000%	12/1/33	95	108
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	131
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	275	311
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,212
	West Carrollton City School District GO	4.000%	12/1/56	275	310
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	581
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,649
	Westfall Local School District GO	4.000%	12/1/27	100	119
	Westfall Local School District GO	4.000%	12/1/28	100	121
	Westfall Local School District GO	4.000%	12/1/29	100	123
	Westfall Local School District GO	4.000%	12/1/31	100	124
	Westfall Local School District GO	4.000%	12/1/33	200	246
	Westfall Local School District GO	4.000%	12/1/36	250	305
	Westfall Local School District GO	4.000%	12/1/38	220	266
	Westlake OH Special Obligation Revenue	5.000%	12/1/30	1,350	1,547
	Westlake OH Special Obligation Revenue	5.000%	12/1/32	1,395	1,596
	Wickliffe City School District GO	3.000%	12/1/39	400	434
	Wickliffe City School District GO	3.000%	12/1/40	215	233
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,598
	Winton Woods City School District GO	0.000%	11/1/29	885	788
	Winton Woods City School District GO	0.000%	11/1/30	1,005	870
	Winton Woods City School District GO	0.000%	11/1/31	1,020	862
	Winton Woods City School District GO	0.000%	11/1/32	1,140	939
	Worthington City School District GO	3.750%	12/1/48	2,790	3,173
[3,5]	Wright State University College & University Revenue	5.000%	5/1/28	570	697
[3,5]	Wright State University College & University Revenue	5.000%	5/1/29	595	742
[3,5]	Wright State University College & University Revenue	5.000%	5/1/30	240	304
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	1,117
[3,5]	Wright State University College & University Revenue	5.000%	5/1/31	245	315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Wright State University College & University Revenue	5.000%	5/1/32	265	345
[4]	Youngstown State University College & University Revenue	4.000%	12/15/29	1,025	1,270
[4]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	314
[4]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,460
[4]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,566
[4]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	3,470
					1,713,081
Guam (0.0%)
[5]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	234
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	239	231
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	825
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	990
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	57
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,813	4,325
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	559
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	30	34
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	90	103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	275	92

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,470	1,698
				8,914
Total Tax-Exempt Municipal Bonds (Cost $1,613,773)				1,722,229
Total Investments (99.6%) (Cost $1,613,773)				1,722,229
Other Assets and Liabilities—Net (0.4%)				7,192
Net Assets (100%)				1,729,421
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Securities with a value of $229,000 have been segregated as initial margin for open futures contracts.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $26,577,000, representing 1.5% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	151	18,682	57

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(39)	(5,773)	10
Ultra Long U.S. Treasury Bond	December 2021	(24)	(4,735)	17
				27
				84
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,722,229	—	1,722,229
Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.